Fees Summary	Mar. 27, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,611,000
Previously Paid Amount	0.00
Total Fee Amount	705.94
Total Offset Amount	0.00
Net Fee	705.94
Narrative - Max Aggregate Offering Price	$ 4,611,000
Final Prospectus	true